Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Minimum Contractual Charter for 2018	$ 156,126
Minimum Contractual Charter for 2019	235,985
Minimum Contractual Charter for 2020	168,986
Minimum Contractual Charter for 2021	127,771
Minimum Contractual Charter for 2022	95,039
Minimum Contractual Charter for 2023 and thereafter	73,946
Total	$ 857,853